CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Revenues	$ 679,008	$ 9,557	$ 3,687
Cost of revenues:
Cost of revenues	(576,827)	(7,250)	(3,130)
Gross profit	102,181	2,307	557
Operating expenses:
Research and development expenses (including related parties amounts of US$135,334, US$167,028 and US$345,655 for the years ended December 31, 2023, 2022 and 2021, respectively)	(368,729)	(445,844)	(511,364)
Selling and marketing expenses (including related parties amounts of US$6,964 and US$763 for the years ended December 31, 2022 and 2021, respectively)	(328,935)	(151,331)	(38,066)
General and administrative expenses (including related parties amounts of US$13,085, US$12,034 and US$2,782 for the years ended December 31, 2023, 2022 and 2021, respectively)	(144,533)	(148,369)	(54,763)
Government grants	4,077	55,824	490,694
Total operating expenses	(838,120)	(689,720)	(113,499)
Operating loss	(735,939)	(687,413)	(112,942)
Interest expenses	(10,200)	(8,542)	(3,615)
Interest income	9,204	12,188	6,219
Investment (loss) income, net	(1,162)	(3,246)	2,229
Share of results of equity method investments	(1,048)	(2,762)
Foreign currency exchange gains (losses), net	42	(11,505)	798
Changes in fair values of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes, excluding impact of instrument-specific credit risk	(7,531)	(22,991)	(1,367)
Changes in fair values of put option liabilities	(2,508)
Loss before income taxes	(749,142)	(724,271)	(108,678)
Income tax expense	(1,113)	(292)	(1,853)
Net loss	(750,255)	(724,563)	(110,531)
Less: Net loss attributable to noncontrolling interests	(8,254)	(642)
Net loss attributable to ordinary shareholders	(742,001)	(723,921)	(110,531)
Accretion of Redeemable Convertible Preferred Shares	(15,121)	(910)
Net loss available to ordinary shareholders	$ (757,122)	$ (724,831)	$ (110,531)
Loss per ordinary share - Basic	$ (1.60)	$ (1.52)	$ (0.33)
Loss per ordinary share - Diluted	$ (1.60)	$ (1.52)	$ (0.33)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Basic	474,621,603	475,805,054	334,127,181
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Diluted	474,621,603	475,805,054	334,127,181
Other comprehensive income (loss)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes	$ (8,650)	$ (893)	$ 119
Foreign currency translation adjustment, net of nil income taxes	16,210	18,669	(843)
Total other comprehensive income (loss)	7,560	17,776	(724)
Total comprehensive loss	(742,695)	(706,787)	(111,255)
Less: Total comprehensive loss attributable to noncontrolling interests	(8,254)	(642)
Total comprehensive loss attributable to ordinary shareholders	(734,441)	(706,145)	(111,255)
Goods
Revenues:
Revenues	660,158	1,186	369
Cost of revenues:
Cost of revenues	(564,741)	(948)	(331)
Service
Revenues:
Revenues	18,850	8,371	3,318
Cost of revenues:
Cost of revenues	$ (12,086)	$ (6,302)	$ (2,799)